EXHIBIT 99.1 FORM ABS15G- The Värde Scratch & Dent HoldCo LLC

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
VSD Trust 2016-1		Community South Bank	1	$604,370.73	0.36%	0	0.00	0.00	1	$604,370.73	0.36%	0	0.0	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Issuing Entity Subtotal		Community South Bank	1	$604,370.73	0.36%	0	0.00	0.00	1	$604,370.73	0.36%	0	0.0	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00